Notes Receivable	12 Months Ended
Dec. 31, 2023
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 10 – NOTES RECEIVABLE

Pursuant to the Equity Acquisition Agreement dated November 22, 2023, the Sellers agreed to sell all of the issued and outstanding ordinary shares of Alpha Mind to FLJ for the aggregate purchase price of $180,000,000. The transaction was closed on December 28, 2023. At closing, FLJ agreed to provide the Sellers with promissory notes for the Purchase Price less certain adjustments as set forth in the Purchase Agreement. The promissory notes were to mature in 90 days and be secured by all of the issued and outstanding equity of Alpha Mind as well as all of the assets of Alpha Mind and its subsidiaries. The maturity dates of the notes were extended from March 25, 2024 to June 30, 2024. The Company holds an 85% ownership stake in Alpha Mind which represent $153,000,000 of notes receivable and $50,301 of interest as of December 31, 2023.

The Company engaged a third party specialist to conduct business valuation based on financial cash flow forecast from 2023 to 2033 of Alpha Mind, and selected five comparable insurance agency companies for market method comparison. The Company assesses the consideration of $153 million is at fair value, and there is no indicators of impairment.

The Company expects to recover the full amount of note receivable over one year, either by cash or transfer of shares. Thus, the Company classifies the notes receivable to a non-current asset on the accompanying consolidated balance sheet as of December 31, 2023. As of the date of this report, the Company has received repayment from FLJ of approximately $840,000.

The Company periodically reviews notes receivable for impairment if there is any sign indicating that the carrying amount of notes receivable may not be fully recoverable. Factors to consider in these reviews include historical collection experience, aging of receivables, credit history and financial conditions of the issuer. As of December 31, 2023, the Company did not recognize any allowance for credit loss on notes receivable.